UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith Chief Financial Officer Market Vectors ETF Trust 335 Madison Avenue - 19th Floor New York, N.Y. 10017 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Argentina: 0.2%
298,460	Cresud S.A.C.I.F. y S.A. (ADR)	$4,787,298

Australia: 0.8%
2,669,501	Elders Ltd. * † #	1,502,137
1,180,147	GrainCorp. Ltd. #	8,312,637
1,557,749	Nufarm Ltd. #	5,452,219

		15,266,993

Brazil: 4.7%
5,191,864	Brasil Foods S.A. (ADR) †	80,629,648
1,037,543	Cosan Ltd. (Class A) (USD)	12,025,123

		92,654,771

Canada: 9.1%
752,642	Maple Leaf Foods, Inc.	8,833,465
1,034,742	Potash Corp. of Saskatchewan, Inc. (USD)	149,044,238
2,211,292	Viterra, Inc. *	19,357,023

		177,234,726

Chile: 3.9%
1,566,205	Sociedad Quimica y Minera de Chile S.A. (ADR)	75,553,729

China / Hong Kong: 4.2%
19,924,000	Chaoda Modern Agriculture Holdings Ltd. #	16,571,128
24,016,100	China Agri-Industries Holdings Ltd. † #	34,063,623
10,520,000	China BlueChemical Ltd. #	7,621,276
41,806,000	Sinofert Holdings Ltd. * #	24,041,105

		82,297,132

Indonesia: 1.6%
9,368,876	PT Astra Agro Lestari Tbk #	21,745,780
8,117,202	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk #	8,962,277

		30,708,057

Ireland: 0.4%
1,746,866	Glanbia Plc	8,125,091

Japan: 3.6%
7,651,000	Kubota Corp. #	70,122,208

Malaysia: 5.4%
39,745,955	IOI Corp. Bhd #	70,410,996
6,352,970	Kuala Lumpur Kepong Bhd #	34,979,798

		105,390,794

Netherlands: 3.4%
1,416,294	CNH Global N.V. (USD) *	51,893,012
208,966	Nutreco Holding N.V. #	15,312,769

		67,205,781

Norway: 4.1%
1,735,189	Yara International ASA #	79,197,956

Singapore: 11.6%
4,714,418	Golden Agri-Resources Ltd. Warrant (SGD 0.54, expiring 7/23/12) *	376,336
72,227,745	Golden Agri-Resources Ltd. #	31,311,155
8,608,520	Indofood Agri Resources Ltd. * † #	14,772,976
12,604,087	Olam International Ltd. #	31,224,310
32,672,751	Wilmar International Ltd. #	148,972,965

		226,657,742

Switzerland: 4.6%
355,699	Syngenta A.G. #	89,000,621

United Kingdom: 1.0%
2,772,939	Tate & Lyle Plc #	20,410,451

United States: 41.4%
553,632	AGCO Corp. *	21,597,184
936,591	Agrium, Inc.	70,234,959

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

109,490	Andersons, Inc.	4,149,671
2,731,824	Archer-Daniels-Midland Co.	87,199,822
834,763	Bunge Ltd.	49,384,579
423,002	CF Industries Holdings, Inc.	40,396,691
267,186	Chiquita Brands International, Inc. *	3,537,543
447,840	Corn Products International, Inc.	16,794,000
490,665	Darling International, Inc. *	4,180,466
2,297,064	Deere & Co.	160,289,126
1,157,886	Del Monte Foods Co.	15,179,886
446,911	Intrepid Potash, Inc. * †	11,650,970
74,321	Lindsay Corp.	3,219,586
2,730,967	Monsanto Co.	130,895,248
2,471,703	Mosaic Co.	145,237,268
987,919	Smithfield Foods, Inc. *	16,626,677
1,829,463	Tyson Foods, Inc.	29,307,997

		809,881,673

Total Common Stocks
(Cost: $1,871,990,577)		1,954,495,023

MONEY MARKET FUND: 0.0%
(Cost: $135,411)
135,411	Dreyfus Government Cash Management Fund	135,411

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $1,872,125,988)		1,954,630,434

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.8%

2,069,636	Bank of New York Institutional Cash Reserve Series B (a) #	447,559
15,555,000	Bank of New York Overnight Government Fund	15,555,000

Total Short-Term Investments held as Collateral for Securities Loaned
(Cost: $17,624,636)		16,002,559

OTHER: 0.0%
(Cost: $0)
0	Capital Support Agreement (a) #	785,210

Total Investments: 100.8%
(Cost: $1,889,750,624)		1,971,418,203
Liabilities in excess of other assets: (0.8)%		(15,731,964)

NET ASSETS: 100.0%		$1,955,686,239

ADR	American Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2010.

*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $16,768,348.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $735,221,156 which represents 37.6% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $1,923,811,244 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$225,817,323

Gross Unrealized Depreciation	(178,210,364)

Net Unrealized Appreciation	$47,606,959

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

	Contracts to Deliver	In Exchange for		Maturity Dates	Unrealized Appreciation / (Depreciation)

USD	3,127,279	MYR	1,011,115	10/01/10	$1,965

USD	780,421	MYR	252,809	10/05/10	(88)

Net unrealized appreciation on forward foreign currency contracts					$1,877

Currency type abbreviations:

MYR	Malaysian Ringgit

USD	United States Dollar

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	38.2%	$747,320,333

Agricultural Operations	27.4	536,001,041

Alternative Waste Technology	0.2	4,180,466

Chemicals - Diversified	4.2	81,005,948

Food - Canned	0.8	15,179,886

Food - Dairy Products	0.4	8,125,091

Food - Meat Products	6.9	135,397,787

Food - Miscellaneous / Diversified	1.8	35,644,311

Food - Wholesale / Distribution	1.6	31,224,310

Machinery - Farm	15.7	307,121,116

Retail - Miscellaneous / Diversified	0.1	1,502,137

Sugar	1.7	32,435,574

Transport - Services	1.0	19,357,023

Money Market Fund	0.0	135,411

	100.0%	$1,954,630,434

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Argentina	$4,787,298	$—	$—	$4,787,298

Australia	—	15,266,993	—	15,266,993

Brazil	92,654,771	—	—	92,654,771

Canada	177,234,726	—	—	177,234,726

Chile	75,553,729	—	—	75,553,729

China / Hong Kong	—	82,297,132	—	82,297,132

Indonesia	—	30,708,057	—	30,708,057

Ireland	8,125,091	—	—	8,125,091

Japan	—	70,122,208	—	70,122,208

Malaysia	—	105,390,794	—	105,390,794

Netherlands	51,893,012	15,312,769	—	67,205,781

Norway	—	79,197,956	—	79,197,956

Singapore	376,336	226,281,406	—	226,657,742

Switzerland	—	89,000,621	—	89,000,621

United Kingdom	—	20,410,451	—	20,410,451

United States	809,881,673	—	—	809,881,673

Money Market Fund	15,690,411	447,559	—	16,137,970

Capital Support Agreement	—	—	785,210	785,210

Total	$1,236,197,048	$734,435,946	$785,210	$1,971,418,203

Other Financial Instruments, net*	$—	$1,877	$—	$1,877

* Other financial instruments include forward foreign currency contracts

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$ 804,550

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	(19,340)

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 9/30/10	$ 785,210

See Note to Schedules of Investments

COAL ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.4%
Australia: 10.3%
377,636	Aquila Resources Ltd. * † #	$2,998,644
824,515	Centennial Coal Co. Ltd. #	4,927,971
31,846	Coal & Allied Industries Ltd. #	3,218,885
379,527	Macarthur Coal Ltd. #	4,300,993
597,495	New Hope Corp. Ltd. #	2,927,645
395,135	Riversdale Mining Ltd. * † #	4,012,464
587,134	White Energy Co. Ltd. * † #	2,213,519
571,507	Whitehaven Coal Ltd. #	3,424,723

		28,024,844

Canada: 1.1%
531,637	Western Canadian Coal Corp. *	3,042,072

China / Hong Kong: 23.6%
13,363,095	China Coal Energy Co. Ltd. #	21,998,653
5,308,908	China Shenhua Energy Co. Ltd. #	21,850,858
7,664,067	Fushan International Energy Group Ltd. #	5,176,635
2,512,307	Hidili Industry International Development Ltd. #	2,456,687
5,269,961	Yanzhou Coal Mining Co. Ltd. #	12,844,396

		64,327,229

Indonesia: 11.8%
46,636,715	Adaro Energy Tbk PT #	10,575,043
50,651,000	Bumi Resources Tbk PT #	12,038,596
3,653,500	Indika Energy Tbk PT #	1,360,803
775,552	Indo Tambangraya Megah PT #	3,618,931
2,104,000	Tambang Batubara Bukit Asam Tbk PT #	4,585,193

		32,178,566

Japan: 0.2%
382,000	Nippon Coke & Engineering Co. Ltd. #	561,668

Mongolia: 0.7%
204,347	SouthGobi Energy Resources Ltd. (HKD) * #	2,040,346

Philippines: 0.4%
357,651	Semirara Mining Corp. #	1,059,079

Singapore: 1.0%
1,603,200	Straits Asia Resources Ltd. #	2,682,183

South Africa: 2.8%
443,259	Exxaro Resources Ltd. #	7,637,264

United States: 47.5%
283,280	Alpha Natural Resources, Inc. *	11,656,972
461,039	Arch Coal, Inc.	12,314,352
168,381	Bucyrus International, Inc.	11,677,222
82,226	Cloud Peak Energy, Inc. *	1,500,625
583,474	Consol Energy, Inc.	21,565,199
31,149	FreightCar America, Inc.	766,265
46,772	Fuel Tech, Inc. *	293,260
457,408	International Coal Group, Inc. *	2,433,411
72,275	James River Coal Co. *	1,266,981
307,547	Joy Global, Inc.	21,626,705
266,522	Massey Energy Co.	8,267,512
208,988	Patriot Coal Corp. *	2,384,553
433,794	Peabody Energy Corp.	21,260,244
150,346	Walter Energy, Inc.	12,221,626

		129,234,927

Total Common Stocks (Cost: $272,017,687)		270,788,178

MONEY MARKET FUND: 0.1% (Cost: $184,800)
184,800	Dreyfus Government Cash Management Fund	184,800

Total Investments Before Collateral for Securities Loaned: 99.5% (Cost: $272,202,487)		270,972,978

COAL ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.9%

187,251	Bank of New York Institutional Cash Reserve Series B (a) #	40,493
2,338,000	Bank of New York Overnight Government Fund	2,338,000

Total Short-Term Investments held as Collateral for Securities Loaned (Cost: $2,525,251)		2,378,493

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	71,042

Total Investments: 100.4% (Cost: $274,727,738)		273,422,513
Liabilities in excess of other assets: (0.4)%		(1,140,412)

NET ASSETS: 100.0%		$272,282,101

HKD	Hong Kong Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2010.

*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $2,383,707.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $138,622,714 which represents 50.9% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $277,302,817 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$29,643,035

Gross Unrealized Depreciation	(33,523,339)

Net Unrealized Depreciation	$(3,880,304)

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

	Contracts to Deliver	In Exchange for		Maturity Dates	Net Unrealized Depreciation

AUD	1,233,136	USD	1,186,524	10/06/10	$(6,568)

Currency type abbreviations:

AUD	Australian Dollar

USD	United States Dollar

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Coal	85.9%	$232,864,413

Diversified Minerals	1.3	3,560,312

Machinery - Construction & Mining	12.3	33,303,927

Miscellaneous Manufacturing	0.3	766,265

Pollution Control	0.1	293,261

Money Market Fund	0.1	184,800

	100.0%	$270,972,978

COAL ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Australia	$—	$28,024,844	$—	$28,024,844

Canada	3,042,072	—	—	3,042,072

China / Hong Kong	—	64,327,229	—	64,327,229

Indonesia	—	32,178,566	—	32,178,566

Japan	—	561,668	—	561,668

Mongolia	—	2,040,346	—	2,040,346

Philippines	—	1,059,079	—	1,059,079

Singapore	—	2,682,183	—	2,682,183

South Africa	—	7,637,264	—	7,637,264

United States	129,234,927	—	—	129,234,927

Money Market Fund	2,522,800	40,493	—	2,563,293

Capital Support Agreement	—	—	71,042	71,042

Total	$134,799,799	$138,551,672	$71,042	$273,422,513

Other Financial Instruments, net*	$—	$(6,568)	$—	$(6,568)

* Other financial instruments include forward foreign currency contracts

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$72,792

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	(1,750)

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 9/30/10	$71,042

See Note to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Austria: 3.9%
157,274	Verbund - Oesterreichische Elektrizis A.G. #	$5,649,642

Brazil: 3.3%
417,415	Cosan Ltd. (Class A) (USD)	4,837,840

China / Hong Kong: 17.4%
2,264,000	China High Speed Transmission Equipment Group Co. Ltd. #	4,902,586
4,561,000	China Longyuan Power Group Corp. Ltd. * † #	4,512,772
858,384	Dongfang Electric Corp. Machinery Co. Ltd. † #	4,016,487
333,861	Suntech Power Holdings Co. Ltd. (ADR) * †	3,218,420
170,440	Trina Solar Ltd. (ADR) * †	5,143,879
247,716	Yingli Green Energy Holding Co. Ltd. (ADR) *	3,428,389

		25,222,533

Denmark: 9.7%
371,729	Vestas Wind Systems A/S * #	14,027,906

Germany: 3.8%
24,535	SMA Solar Technology A.G. † #	2,715,781
228,431	Solarworld A.G. † #	2,869,041

		5,584,822

Japan: 4.7%
245,804	Kurita Water Industries Ltd. #	6,830,794

Norway: 2.9%
1,235,961	Renewable Energy Corp. A.S. * † #	4,217,605

Portugal: 2.2%
562,230	EDP Renovaveis S.A. * #	3,187,395

Spain: 6.6%
464,019	Gamesa Corp. Tecnologica S.A. * #	3,254,297
1,887,874	Iberdrola Renovables S.A. #	6,290,980

		9,545,277

Taiwan: 3.0%
877,029	Gintech Energy Corp. #	2,467,437
830,000	Neo Solar Power Corp. * #	1,888,714

		4,356,151

United States: 42.3%
105,453	American Superconductor Corp. * †	3,279,588
313,074	Covanta Holding Corp.	4,930,915
195,030	Cree, Inc. *	10,588,179
123,943	EnerSys, Inc. *	3,094,857
99,457	First Solar, Inc. * †	14,654,989
42,450	Fuel Systems Solutions, Inc. *	1,660,220
182,080	International Rectifier Corp. *	3,840,067
92,714	Itron, Inc. *	5,676,878
522,794	MEMC Electronic Materials, Inc. *	6,231,704
168,553	Power-One, Inc. * †	1,532,147
164,563	Sunpower Corp. * †	2,369,707
104,053	Veeco Instruments, Inc. * †	3,628,328

		61,487,579

Total Common Stocks (Cost: $182,876,015)		144,947,544

MONEY MARKET FUND: 0.4% (Cost: $544,104)
544,104	Dreyfus Government Cash Management Fund	544,104

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $183,420,119)		145,491,648

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 27.2%

1,089,236	Bank of New York Institutional Cash Reserve Series B (a) #	235,547
39,207,000	Bank of New York Overnight Government Fund	39,207,000

Total Short-Term Investments held as Collateral for Securities Loaned		39,442,547

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

(Cost: $40,296,236)

OTHER: 0.3% (Cost: $0)
0	Capital Support Agreement (a) #	413,251

Total Investments: 127.7% (Cost: $223,716,355)		185,347,446
Liabilities in excess of other assets: (27.7)%		(40,205,904)

NET ASSETS: 100.0%		$145,141,542

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2010.

*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $39,074,800.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $67,480,235 which represents 46.5% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $226,008,383 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$15,358,177
Gross Unrealized Depreciation	(56,019,114)

Net Unrealized Depreciation	$(40,660,937)

Summary of Investments by Sector Excluding Collateral For Securities Loaned (unaudited)	% of Investments	Value

Automobile / Truck Parts & Equipment	1.1%	$1,660,220

Batteries / Battery System	2.1	3,094,857

Electronic Component - Semiconductors	19.1	27,746,596

Electronic Measure Instrument	3.9	5,676,878

Energy - Alternate Sources	33.5	48,726,722

Power Conversion / Supply Equipment	27.1	39,465,721

Semiconductor Equipment	2.5	3,628,328

Sugar	3.3	4,837,840

Superconductor Products & Systems	2.3	3,279,588

Water Treatment Systems	4.7	6,830,794

Money Market Fund	0.4	544,104

	100.0%	$145,491,648

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Austria	$—	$5,649,642	$—	$5,649,642

Brazil	4,837,840	—	—	4,837,840

China / Hong Kong	11,790,688	13,431,845	—	25,222,533

Denmark	—	14,027,906	—	14,027,906

Germany	—	5,584,822	—	5,584,822

Japan	—	6,830,794	—	6,830,794

Norway	—	4,217,605	—	4,217,605

Portugal	—	3,187,395	—	3,187,395

Spain	—	9,545,277	—	9,545,277

Taiwan	—	4,356,151	—	4,356,151

United States	61,487,579	—	—	61,487,579

Money Market Fund	39,751,104	235,547	—	39,986,651

Capital Support Agreement	—	—	413,251	413,251

Total	$117,867,211	$67,066,984	$413,251	$185,347,446

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$423,430

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	(10,179)

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 9/30/10	$413,251

See Note to Schedules of Investments

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Canada: 60.5%
4,818,564	Agnico-Eagle Mines Ltd. (USD)	$342,262,601
6,477,639	Aurizon Mines Ltd. (USD) *	44,954,815
25,938,946	Barrick Gold Corp. (USD)	1,200,713,810
16,345,775	Eldorado Gold Corp. (USD)	302,233,380
5,615,076	Gammon Gold, Inc. (USD) *	39,361,683
19,511,278	Goldcorp, Inc. (USD)	849,130,819
14,127,225	Great Basin Gold Ltd. (USD) * †	34,611,701
15,080,581	IAMGOLD Corp. (USD)	267,077,090
20,494,056	Kinross Gold Corp. (USD)	385,083,312
2,675,956	Minefinders Corp. (USD) * †	26,251,128
15,884,769	New Gold, Inc. (USD) *	106,904,495
11,772,407	Northgate Minerals Corp. (USD) *	35,670,393
4,335,587	Pan American Silver Corp. (USD)	128,290,019
13,067,407	Silver Wheaton Corp. (USD) *	348,246,397
3,706,409	Tanzanian Royalty Exploration Corp. (USD) * †	26,723,209
30,051,885	Yamana Gold, Inc. (USD) †	342,591,489

		4,480,106,341

Peru: 4.8%
7,849,448	Cia de Minas Buenaventura S.A. (ADR) *	354,638,060

South Africa: 13.0%
9,547,083	AngloGold Ashanti Ltd. (ADR)	441,457,118
21,176,746	Gold Fields Ltd. (ADR)	323,368,911
17,390,436	Harmony Gold Mining Co. Ltd. (ADR) †	196,338,023

		961,164,052

United Kingdom: 5.4%
3,331,262	Randgold Resources Ltd. (ADR)	337,989,842
3,193,724	Silver Standard Resources, Inc. (USD) *	63,810,606

		401,800,448

United States: 16.2%
3,621,890	Coeur d’Alene Mines Corp. *	72,148,049
10,469,155	Golden Star Resources Ltd. *	51,717,626
10,390,125	Hecla Mining Co. * †	65,665,590
7,812,877	Nevsun Resources Ltd. * †	38,283,097
12,957,534	Newmont Mining Corp.	813,862,711
2,178,618	Royal Gold, Inc.	108,582,321
1,644,278	Seabridge Gold, Inc. * †	47,157,893
1,889,992	Vista Gold Corp. * †	4,857,279

		1,202,274,566

Total Common Stocks (Cost: $6,536,572,946)		7,399,983,467

MONEY MARKET FUND: 0.1% (Cost: $9,325,116)
9,325,116	Dreyfus Government Cash Management Fund	9,325,116

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $6,545,898,062)		7,409,308,583

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.0%

2,984,133	Bank of New York Institutional Cash Reserve Series B (a) #	645,319
144,795,000	Bank of New York Overnight Government Fund	144,795,000

Total Short-Term Investments held as Collateral for Securities Loaned (Cost: $147,779,133)		145,440,319

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	1,132,165

Total Investments: 102.0% (Cost: $6,693,677,195)		7,555,881,067

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Liabilities in excess of other assets: (2.0)%	(150,585,143)

NET ASSETS: 100.0%	$7,405,295,924

ADR   American Depositary Receipt
USD   United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2010.

*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $128,103,232.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,777,484 which represents 0.0% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $6,706,413,097 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$884,773,310

Gross Unrealized Depreciation	(35,305,340)

Net Unrealized Appreciation	$849,467,970

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Gold Mining	90.4%	$6,695,571,679

Precious Metals	1.3	98,399,177

Silver Mining	8.2	606,012,611

Money Market Fund	0.1	9,325,116

	100.0%	$7,409,308,583

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Canada	$4,480,106,341	$—	$—	$4,480,106,341

Peru	354,638,060	—	—	354,638,060

South Africa	961,164,052	—	—	961,164,052

United Kingdom	401,800,448	—	—	401,800,448

United States	1,202,274,566	—	—	1,202,274,566

Money Market Fund	154,120,116	645,319	—	154,765,435

Capital Support Agreement	—	—	1,132,165	1,132,165

Total	$7,554,103,583	$645,319	$1,132,165	$7,555,881,067

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$ 1,160,052

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	(27,887)

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 9/30/10	$ 1,132,165

See Note to Schedules of Investments

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.6%
Australia: 16.0%
7,808,209	Andean Resources Ltd. (CAD) *	$47,571,581
8,231,297	Avoca Resources Ltd. * † #	23,913,409
8,021,613	CGA Mining Ltd. (CAD) * †	21,425,374
2,416,658	Dominion Mining Ltd. † #	5,563,723
2,530,870	Kingsgate Consolidated Ltd. #	28,462,538
3,683,166	Medusa Mining Ltd. * † #	17,505,975
5,520,037	OceanaGold Corp. (CAD) * †	20,393,762
11,557,113	Perseus Mining Ltd. * #	32,391,430
8,164,587	Resolute Mining Ltd. * #	10,710,050
53,013,083	St. Barbara Ltd. * #	19,945,422

		227,883,264

Canada: 59.9%
3,276,109	Alamos Gold, Inc.	56,014,965
4,335,202	Aurizon Mines Ltd. *	30,004,322
6,658,962	B2Gold Corp. * †	12,463,038
2,181,257	Colossus Minerals, Inc. * †	17,052,865
5,271,066	Crocodile Gold Corp. *	5,497,919
1,785,863	Detour Gold Corp. *	51,738,410
2,741,922	Dundee Precious Metals, Inc. *	16,838,825
1,878,756	East Asia Minerals Corp. *	10,091,091
1,469,887	Endeavour Silver Corp. (USD) *	5,938,343
3,897,187	European Goldfields Ltd. *	41,408,918
2,009,729	Exeter Resource Corp. (USD) *	13,043,141
2,098,197	Extorre Gold Mines Ltd. *	9,203,964
2,576,556	First Majestic Silver Corp. *	17,732,110
3,097,341	Fronteer Gold, Inc. (USD) *	22,238,908
7,513,406	Gabriel Resources Ltd. *	43,651,508
3,872,728	Gammon Gold, Inc. (USD) *	27,147,823
3,539,484	Gold Wheaton Gold Corp. *	10,902,929
9,453,341	Great Basin Gold Ltd. * †	23,037,825
1,775,606	Greystar Resources Ltd. *	7,183,082
1,964,397	Guyana Goldfields, Inc. *	19,991,524
1,455,747	International Tower Hill Mines Ltd. * †	9,152,964
2,977,278	Jinshan Gold Mines, Inc. *	13,727,665
1,740,570	Kirkland Lake Gold, Inc. *	14,710,476
5,778,469	Lake Shore Gold Corp. *	20,278,295
1,864,370	Minefinders Corp. (USD) * †	18,289,470
5,531,767	Nevsun Resources Ltd. *	27,015,794
8,374,055	Northgate Minerals Corp. (USD) *	25,373,387
4,935,146	Novagold Resources, Inc. (USD) * †	43,133,176
2,567,282	Premier Gold Mines Ltd. *	14,189,686
1,586,731	Rainy River Resources Ltd. *	13,224,692
13,409,511	Romarco Minerals, Inc. *	29,411,122
4,501,262	Rubicon Minerals Corp. *	18,560,548
8,318,614	San Gold Corp. *	26,516,418
7,745,003	Semafo, Inc. *	73,384,441
4,573,780	Silvercorp Metals, Inc.	37,719,139
3,689,612	Terrane Metals Corp. *	5,323,026
2,386,372	Ventana Gold Corp. *	24,309,195

		855,501,004

China / Hong Kong: 1.8%
8,160,000	Lingbao Gold Co. Ltd. (Class H) #	4,427,786
12,276,000	Real Gold Mining Ltd. * † #	21,600,080

		26,027,866

South Africa: 0.1%
364,770	DRDGOLD Ltd. (ADR) †	1,893,156

United Kingdom: 4.4%
3,801,116	Avocet Mining Plc * #	10,114,499
3,098,673	Highland Gold Mining Ltd. * #	7,781,292
2,248,936	Silver Standard Resources, Inc. (USD) *	44,933,741

		62,829,532

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

United States: 17.4%
2,300,634	Allied Nevada Gold Corp. * †	60,966,801
3,967,653	Anatolia Minerals Development Ltd. (CAD) * †	25,836,060
2,578,272	Coeur d’Alene Mines Corp. * †	51,359,178
7,372,748	Golden Star Resources Ltd. * †	36,421,375
7,319,623	Hecla Mining Co. *	46,260,018
2,203,067	Jaguar Mining, Inc. *	14,319,936
2,623,856	U.S. Gold Corp. * †	13,040,564

		248,203,932

Total Common Stocks (Cost: $1,134,996,813)		1,422,338,754

MONEY MARKET FUND: 0.2%
(Cost: $2,640,046)
2,640,046	Dreyfus Government Cash Management Fund	2,640,046

Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $1,137,636,859)		1,424,978,800

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.9%
(Cost: $97,834,000)
97,834,000	Bank of New York Overnight Government Fund	97,834,000

Total Investments: 106.7% (Cost: $1,235,470,859)		1,522,812,800
Liabilities in excess of other assets: (6.7)%		(95,771,563)

NET ASSETS: 100.0%		$1,427,041,237

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $93,898,008.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $182,416,204 which represents 12.8% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $1,246,581,767 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$304,627,771

Gross Unrealized Depreciation	(28,396,738)

Net Unrealized Appreciation	$276,231,033

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

	Contracts to Deliver	In Exchange for		Maturity Dates	Unrealized Appreciation / (Depreciation)

AUD	90,117	USD	87,098	10/04/10	$(114)

CAD	803,213	USD	778,609	10/04/10	(4,364)

CAD	1,795266	USD	1,759,028	10/05/10	199

Net unrealized depreciation on forward foreign currency contracts					$(4,279)

Currency type abbreviations:

AUD	Japanese Yen

CAD	Canadian Dollar

USD	United States Dollar

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified Minerals	2.8%	$40,799,456

Gold Mining	79.3	1,129,570,087

Metal - Diversified	0.7	10,091,091

Precious Metals	6.3	89,294,768

Silver Mining	10.7	152,583,352

Money Market Fund	0.2	2,640,046

	100.0%	$1,424,978,800

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Australia	$89,390,717	$138,492,547	$—	$227,883,264

Canada	855,501,004	—	—	855,501,004

China / Hong Kong	—	26,027,866	—	26,027,866

South Africa	1,893,156	—	—	1,893,156

United Kingdom	44,933,741	17,895,791	—	62,829,532

United States	248,203,931	—	—	248,203,931

Money Market Fund	100,474,046	—	—	100,474,046

Total	$1,340,396,596	$182,416,204	$—	$1,522,812,800

Other Financial Instruments, net*	$—	$(4,279)	$—	$(4,279)

* Other financial instruments include forward foreign currency contracts

See Note to Schedules of Investments

NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.6%
Australia: 12.3%
658,070	Energy Resources of Australia Ltd. #	$8,484,749
4,073,225	Paladin Energy Ltd. * #	14,196,918

		22,681,667

Canada: 16.4%
5,462,205	Denison Mines Corp. *	8,945,269
1,300,837	Forsys Metals Corp. * †	2,536,115
1,074,187	Fronteer Development Group, Inc. *	7,717,267
1,761,664	Hathor Exploration Ltd. * †	2,970,882
2,394,603	Uranium One, Inc. * †	8,099,890

		30,269,423

France: 12.5%
19,640	Areva S.A. † #	8,266,971
342,438	Electricite de France S.A. #	14,802,966

		23,069,937

Japan: 17.5%
2,487,814	IHI Corp. #	4,761,858
439,674	JGC Corp. #	7,652,460
1,793,205	Kajima Corp. † #	4,341,203
2,207,306	Mitsubishi Heavy Industries Ltd. † #	8,145,359
755,276	Taihei Dengyo Kaisha Ltd. #	5,302,907
166,100	Toshiba Plant Systems & Services Corp. #	2,220,873

		32,424,660

South Africa: 1.3%
2,959,143	First Uranium Corp. (CAD) *	2,451,890

United States: 35.6%
559,653	Cameco Corp. †	15,519,178
467,075	Constellation Energy Group, Inc.	15,058,498
1,448,538	EnergySolutions, Inc.	7,286,146
338,321	Exelon Corp.	14,405,708
299,529	US Ecology, Inc.	4,792,464
1,677,219	USEC, Inc. *	8,704,767

		65,766,761

Total Common Stocks (Cost: $197,456,448)		176,664,338

CLOSED-END FUND: 4.5% (Cost: $8,832,553)
1,307,852	Uranium Participation Corp. *	8,299,573

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $206,289,001)		184,963,911

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 17.9%

258,247	Bank of New York Institutional Cash Reserve Series B (a) #	55,846
33,065,000	Bank of New York Overnight Government Fund	33,065,000

Total Short-Term Investments held as Collateral for Securities Loaned (Cost: $33,323,247)		33,120,846

OTHER: 0.1%
(Cost: $0)
0	Capital Support Agreement (a) #	97,977

Total Investments: 118.1% (Cost: $239,612,248)		218,182,734
Liabilities in excess of other assets: (18.1)%		(33,486,769)

NET ASSETS: 100.0%		$184,695,965

CAD Canadian Dollar

NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions.

This valuation represents the fair value of the CSA as of September 30, 2010.
*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $31,896,309.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $78,330,087 which represents 42.4% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $245,614,377 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$ 12,130,196
Gross Unrealized Depreciation	(39,561,839)

Net Unrealized Depreciation	$ (27,431,643)

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

	Contracts to Deliver	In Exchange for		Maturity Dates	Unrealized Appreciation / (Depreciation)

JPY	17,483,753	USD	207,670	10/01/10	$(1,616)
JPY	19,928,040	USD	237,351	10/04/10	(1,202)
JPY	14,603,770	USD	174,269	10/05/10	(550)

Net unrealized depreciation on forward foreign currency contracts					$(3,368)

Currency type abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Summary of Investments by Sector (unaudited)	% of Investments	Value

Building & Construction	2.3%	$4,341,203
Diversified Minerals	4.2	7,717,267
Electric - Integrated	23.9	44,267,173
Energy - Alternate Sources	4.5	8,266,971
Engineering / R&D Services	8.2	15,176,240
Hazardous Waste Disposal	6.5	12,078,610
Machinery - General Industry	7.0	12,907,217
Metal - Diversified	1.3	2,451,890
Non-Ferrous Metals	37.6	69,457,767
Closed-End Fund	4.5	8,299,573

	100.0%	$184,963,911

NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Australia	$—	$22,681,667	$—	$22,681,667
Canada	30,269,423	—	—	30,269,423
France	—	23,069,937	—	23,069,937
Japan	—	32,424,660	—	32,424,660
South Africa	2,451,890	—	—	2,451,890
United States	65,766,761	—	—	65,766,761
Closed-End Fund	8,299,573	—	—	8,299,573
Money Market Fund	33,065,000	55,846	—	33,120,846
Capital Support Agreement	—	—	97,977	97,977

Total	$139,852,647	$78,232,110	$97,977	$218,182,734

Other Financial Instruments, net*	$—	$(3,368)	$—	$(3,368)

* Other financial instruments include forward foreign currency contracts

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$ 100,391
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(2,414)
Net purchases (sales)	-
Transfers in and/or out of level 3	-

Balance as of 9/30/10	$ 97,977

See Note to Schedules of Investments

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Argentina: 0.2%
4,957	Cresud S.A.C.I.F. y S.A. (ADR)	$79,510
4,868	Tenaris S.A. (ADR) †	187,029

		266,539

Australia: 4.5%
52,199	Alumina Ltd. #	91,843
12,145	Andean Resources Ltd. * #	74,325
115,670	AWB Ltd. * #	165,905
70,761	BHP Billiton Ltd. #	2,701,976
38,219	BlueScope Steel Ltd. #	81,750
252	Coal & Allied Industries Ltd. #	25,471
26,214	Fortescue Metals Group Ltd. * #	132,530
26,784	GrainCorp. Ltd. #	188,659
21,088	Newcrest Mining Ltd. #	808,500
22,237	Oil Search Ltd. #	132,653
27,955	OneSteel Ltd. #	79,516
18,158	Origin Energy Ltd. #	279,226
65,746	OZ Minerals Ltd. #	92,519
17,083	Santos Ltd. #	212,082
10,572	Woodside Petroleum Ltd. #	449,244
4,179	WorleyParsons Ltd. #	90,271

		5,606,470

Austria: 0.3%
440	Mayr-Melnhof Karton A.G. #	44,647
3,049	OMV A.G. #	114,387
4,416	Verbund - Oesterreichische Elektrizis A.G. † #	158,633
2,377	Voestalpine A.G. #	87,761

		405,428

Brazil: 1.9%
3,401	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	154,780
17,196	Cia Siderurgica Nacional S.A. (ADR)	303,853
13,988	Gerdau S.A. (ADR)	190,377
23,012	Petroleo Brasileiro S.A. (ADR)	834,645
28,153	Vale S.A. (ADR)	880,344

		2,363,999

Canada: 13.1%
4,623	Agnico-Eagle Mines Ltd. (USD)	328,372
27,230	Barrick Gold Corp. (USD)	1,260,477
22,461	Canadian Natural Resources Ltd. (USD)	777,151
4,352	Centerra Gold, Inc.	70,423
2,279	Detour Gold Corp. *	66,025
2,564	Domtar Corp. (USD)	165,583
15,115	Eldorado Gold Corp. (USD)	279,476
7,868	Enbridge, Inc. (USD)	411,496
15,160	EnCana Corp. (USD)	458,287
1,699	First Quantum Minerals Ltd.	129,597
20,335	Goldcorp, Inc. (USD)	884,979
5,082	Husky Energy, Inc. †	123,948
10,273	IAMGOLD Corp.	182,458
5,243	Imperial Oil Ltd. (USD)	198,290
1,550	Inmet Mining Corp.	86,607
6,750	Ivanhoe Mines Ltd. *	158,839
19,445	Kinross Gold Corp. (USD)	365,372
10,825	Nexen, Inc. (USD)	217,583
8,270	Osisko Mining Corp. *	118,103
5,446	Pacific Rubiales Energy Corp. *	153,583
2,953	Pan American Silver Corp. (USD)	87,379
43,754	Potash Corp. of Saskatchewan, Inc. (USD)	6,302,326
7,486	Semafo, Inc. *	70,930
9,502	Silver Wheaton Corp. (USD) *	253,228
32,211	Suncor Energy, Inc. (USD) †	1,048,468
21,019	Talisman Energy, Inc. (USD)	367,622

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

10,192	Teck Cominco Ltd. (USD)	419,503
4,526	TransAlta Corp.	96,886
14,284	TransCanada Corp. (USD)	530,222
54,819	Viterra, Inc. *	479,870
1,807	West Fraser Timber Co. Ltd.	66,583
20,471	Yamana Gold, Inc. (USD) †	233,369

		16,393,035

Chile: 0.5%
8,179	Antofagasta Plc (GBP)	159,492
1,557	Cap S.A.	77,270
7,268	Empresas CMPC S.A.	394,085
25,911	Inversiones Aguas Metropolitanas S.A.	38,877

		669,724

China / Hong Kong: 3.3%
3,326	Aluminum Corp of China Ltd. (ADR) * †	79,192
22,800	Angang New Steel Co. Ltd. #	36,347
374,868	Chaoda Modern Agriculture Holdings Ltd. #	311,784
235,642	China Agri-Industries Holdings Ltd. #	334,227
84,852	China Coal Energy Co. Ltd. #	139,686
27,400	China Molybdenum Co. Ltd. (Class H) #	19,606
32,400	China Oilfield Services Ltd. (Class H) #	50,461
345,083	China Petroleum & Chemical Corp. #	304,290
70,091	China Shenhua Energy Co. Ltd. #	288,487
327,379	CNOOC Ltd. #	635,072
20,200	Dongfang Electric Corp. Machinery Co. Ltd. #	94,518
29,600	Fosun International Ltd. #	23,425
62,800	Huaneng Power International, Inc. #	39,046
10,023	JA Solar Holdings Co. Ltd. (ADR) *	93,515
29,400	Jiangxi Copper Co. Ltd. (Class H) #	74,046
44,800	Kunlun Energy Co. Ltd. #	57,668
102,900	Lee & Man Paper Manufacturing Ltd. #	90,389
36,000	Maanshan Iron and Steel Co. Ltd. (Class H) #	22,405
92,057	Nine Dragons Paper Holdings Ltd. #	158,587
434,740	PetroChina Co. Ltd. (Class H) #	505,184
34,100	Shandong Chenming Paper Holdings Ltd. (Class B) #	27,814
15,007	Sino-Forest Corp. (CAD) *	250,738
7,529	Suntech Power Holdings Co. Ltd. (ADR) * †	72,580
4,713	Trina Solar Ltd. (ADR) *	142,238
40,000	Yanzhou Coal Mining Co. Ltd. #	97,491
12,200	Zhaojin Mining Industry Co. Ltd. #	37,334
110,141	Zijin Mining Group Ltd. #	93,111

		4,079,241

Denmark: 0.4%
12,162	Vestas Wind Systems A/S * #	458,956

Finland: 0.4%
2,638	Neste Oil Oyj #	41,343
2,358	Outokumpu Oyj #	46,971
1,784	Rautaruukki Oyj #	36,967
37,443	Stora Enso Oyj (R Shares) #	371,833

		497,114

France: 3.1%
211	Eramet S.A. #	62,502
16,793	Suez Environnement Co. #	311,041
2,254	Technip S.A. #	181,888
48,420	Total S.A. #	2,505,482
29,469	Veolia Environnement S.A. #	777,619

		3,838,532

Germany: 0.3%
1,970	BayWa A.G. #	81,174
805	Salzgitter A.G. #	52,171
5,002	Solarworld A.G. † #	62,824
7,024	ThyssenKrupp A.G. #	229,334

		425,503

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Hungary: 0.1%
973	MOL Hungarian Oil & Gas NyRt * #	101,787

India: 1.3%
33,723	Reliance Industries Ltd. (GDR) * #	1,508,159
4,252	Sterlite Industries India Ltd. (ADR)	63,695

		1,571,854

Indonesia: 0.4%
370,000	Adaro Energy Tbk PT #	83,899
47,244	Astra Agro Lestari Tbk PT #	109,656
1,384,500	Bakrie Sumatera Plantations Tbk PT #	52,696
400,000	Bumi Resources Tbk PT #	95,071
157,000	Indah Kiat Pulp and Paper Corp. Tbk PT * #	40,911
44,454	International Nickel Indonesia Tbk PT #	24,246
88,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	97,162

		503,641

Ireland: 0.1%
7,244	Smurfit Kappa Group Plc * #	73,257

Italy: 1.2%
57,543	ENI S.p.A. #	1,245,132
5,192	Saipem S.p.A. #	208,978

		1,454,110

Japan: 2.1%
3,717	Hitachi Metals Ltd. #	43,760
44	Inpex Holdings, Inc. #	206,832
9,464	JFE Holdings, Inc. #	289,335
45,400	JX Holdings, Inc. #	263,252
52,335	Kobe Steel Ltd. #	122,687
6,165	Kurita Water Industries Ltd. #	171,323
23,729	Mitsubishi Materials Corp. * #	68,181
6,100	Nippon Paper Group, Inc. #	152,743
111,973	Nippon Steel Corp. #	381,001
34,914	Nippon Suisan Kaisha Ltd. #	114,984
54,776	OJI Paper Co. Ltd. #	242,399
13,570	Rengo Co. Ltd. #	87,542
8,583	Sumitomo Forestry Co. Ltd. #	60,429
72,801	Sumitomo Metal Industries Ltd. #	183,892
10,723	Sumitomo Metal Mining Ltd. #	163,966
5,500	TonenGeneral Sekiyu K.K. #	50,943

		2,603,269

Kazakhstan: 0.1%
4,467	Kazakhmys Plc (GBP) #	102,223

Luxembourg: 0.0%
1,606	Ternium S.A. (ADR)	52,436

Malaysia: 1.0%
33,551	Genting Plantation Bhd #	83,855
453,594	IOI Corp. Bhd #	803,554
58,778	Kuala Lumpur Kepong Bhd #	323,635

		1,211,044

Mexico: 0.3%
21,100	Gruma, S.A. de C.V. (Class B) *	30,224
79,153	Grupo Mexico, S.A.B. de C.V.	229,415
3,462	Industrias Penoles, S.A. de C.V.	84,290

		343,929

Netherlands: 2.2%
19,473	ArcelorMittal #	643,345
3,857	CNH Global N.V. (USD) *	141,321
5,181	Nutreco Holding N.V. #	379,657
55,582	Royal Dutch Shell Plc (GBP) #	1,628,919

		2,793,242

Norway: 2.0%
7,606	Cermaq ASA * #	84,845
368,580	Marine Harvest ASA † #	323,482

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

19,145	Norsk Hydro ASA #	116,520
35,891	Renewable Energy Corp. A.S. * #	122,475
6,159	SeaDrill Ltd. #	179,738
21,695	Statoil ASA #	456,017
27,464	Yara International ASA #	1,253,519

		2,536,596

Peru: 0.2%
5,923	Cia de Minas Buenaventura S.A. (ADR) *	267,601

Philippines: 0.0%
47,900	Manila Water Co. Inc. #	20,727

Poland: 0.2%
2,876	KGHM Polska Miedz S.A. #	115,497
6,392	Polski Koncern Naftowy Orlen S.A. * #	87,625
33,088	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	40,876

		243,998

Portugal: 0.1%
5,697	Galp Energia, SGPS, S.A. #	98,684
8,071	Portucel-Empresa Productora de Pasta e Papel S.A. #	23,878

		122,562

Russia: 2.7%
2,549	Evraz Group S.A. (GDR) * † # Reg S	76,177
17,018	JSC MMC Norilsk Nickel (ADR) #	290,722
8,795	Lukoil (ADR)	501,231
2,429	Magnitogorsk Iron & Steel Works (GDR) # Reg S	31,510
2,896	Mechel OAO (ADR)	72,110
3,023	Novatek OAO (GDR) # Reg S	260,342
1,780	Novolipetsk Steel (GDR) #	64,235
61,013	OAO Gazprom (ADR) #	1,285,365
4,425	Petropavlovsk Plc (GBP) #	77,370
3,553	Polymetal (GDR) * # Reg S	54,927
3,581	Polyus Gold Co. (ADR) † #	92,091
33,651	Rosneft Oil Co. (GDR) * #	225,122
3,746	Severstal (GDR) * # Reg S	55,556
20,183	Surgutneftegaz (ADR) #	193,775
4,971	Tatneft (ADR) #	155,599

		3,436,132

Singapore: 2.0%
920,619	Golden Agri-Resources Ltd. #	399,094
36,354	Golden Agri-Resources Ltd. Warrants (SGD 0.54, expiring 07/23/12) *	2,902
22,800	Hyflux Ltd. #	53,915
238,365	Olam International Ltd. #	590,506
317,164	Wilmar International Ltd. #	1,446,124

		2,492,541

South Africa: 1.9%
2,017	African Rainbow Minerals Ltd. #	48,462
1,435	Anglo Platinum Ltd. * #	135,673
10,022	AngloGold Ashanti Ltd. (ADR)	463,417
10,874	Aquarius Platinum Ltd. (AUD) #	59,529
2,461	ArcelorMittal South Africa Ltd. #	29,026
6,216	Astral Foods Ltd.	99,377
3,501	Exxaro Resources Ltd. #	60,322
19,501	Gold Fields Ltd. (ADR)	297,780
10,064	Harmony Gold Mining Co. Ltd. (ADR)	113,623
13,662	Impala Platinum Holdings Ltd. #	351,706
1,636	Kumba Iron Ore Ltd. #	84,977
32,841	Sappi Ltd. * #	168,591
9,697	Sasol Ltd. #	434,288

		2,346,771

South Korea: 1.0%
1,191	Hyundai Steel Co. #	122,308
291	Korea Zinc Co. Ltd. #	79,907
1,505	POSCO #	684,131
1,270	SK Energy Co. Ltd. #	162,274

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

660	SK Holdings Co. Ltd. #	68,564
849	S-Oil Corp. #	52,517
3,152	Woongjin Coway Co. Ltd. #	122,872

		1,292,573

Spain: 0.4%
2,237	Acerinox S.A. #	39,925
11,693	Gamesa Corp. Tecnologica S.A. * #	82,006
16,533	Repsol YPF S.A. #	426,818

		548,749

Sweden: 0.5%
2,469	Holmen AB (B Shares) #	76,338
1,468	SSAB AB (B Shares) #	20,668
36,866	Svenska Cellulosa AB (B Shares) #	562,676

		659,682

Switzerland: 2.8%
13,956	Syngenta A.G. #	3,491,977

Taiwan: 0.2%
225,085	China Steel Corp. #	232,823
33,420	Formosa Petrochemical Corp. #	86,065

		318,888

Turkey: 0.1%
17,107	Eregli Demir ve Celik Fabrikalari T.A.S. * #	60,829
2,530	Tupras-Turkiye Petrol Rafinerileri A.S. #	68,032

		128,861

United Kingdom: 8.5%
27,816	Anglo American Plc #	1,107,582
69,727	BG Group Plc #	1,231,524
387,430	BP Plc #	2,659,094
28,848	Cairn Energy Plc * #	206,513
106,225	Centrica Plc #	541,701
2,938	ENSCO International Plc (ADR) †	131,417
4,209	Lonmin Plc * #	110,776
22,454	Mondi Plc #	182,177
22,690	Northumbrian Water Group Plc #	119,086
21,105	Pennon Group Plc #	193,612
5,131	Petrofac Ltd. #	110,980
2,510	Randgold Resources Ltd. (ADR)	254,665
32,174	Rio Tinto Plc #	1,890,744
14,151	Severn Trent Plc #	292,151
18,296	Tullow Oil Plc #	367,393
40,690	United Utilities Group Plc #	367,367
2,166	Vedanta Resources Plc #	73,961
40,663	Xstrata Plc #	781,343

		10,622,086

United States: 40.5%
13,724	AGCO Corp. *	535,373
23,219	Agrium, Inc.	1,741,193
21,532	Alcoa, Inc.	260,752
2,078	Allegheny Technologies, Inc.	96,523
2,112	Allied Nevada Gold Corp. *	55,968
2,495	Alpha Natural Resources, Inc. *	102,669
10,204	Anadarko Petroleum Corp.	582,138
2,714	Andersons, Inc.	102,861
7,511	Apache Corp.	734,275
8,195	Aqua America, Inc. †	167,178
94,314	Archer-Daniels-Midland Co.	3,010,503
8,888	Baker Hughes, Inc.	378,629
21,266	Bunge Ltd.	1,258,097
2,147	Cabot Oil & Gas Corp.	64,646
8,287	Cameco Corp. †	229,798
4,994	Cameron International Corp. *	214,542
10,486	CF Industries Holdings, Inc.	1,001,413
13,491	Chesapeake Energy Corp.	305,571

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

41,454	Chevron Corp.	3,359,847
1,734	Cimarex Energy Co.	114,756
2,856	Cliffs Natural Resources, Inc.	182,556
30,584	ConocoPhillips	1,756,439
4,655	Consol Energy, Inc.	172,049
946	Continental Resources, Inc. *	43,857
11,102	Corn Products International, Inc.	416,325
12,164	Darling International, Inc. *	103,637
62,529	Deere & Co.	4,363,274
8,232	Denbury Resources, Inc. *	130,806
8,969	Devon Energy Corp.	580,653
1,433	Diamond Offshore Drilling, Inc. †	97,114
14,515	El Paso Corp.	179,696
5,226	EOG Resources, Inc.	485,861
3,075	EQT Corp.	110,884
104,983	Exxon Mobil Corp.	6,486,900
3,218	First Solar, Inc. * †	474,172
2,474	FMC Technologies, Inc. *	168,949
9,919	Freeport-McMoRan Copper & Gold, Inc.	846,983
18,710	Halliburton Co.	618,740
2,182	Helmerich & Payne, Inc.	88,284
6,027	Hess Corp.	356,316
26,721	International Paper Co.	581,182
2,410	Itron, Inc. *	147,564
2,127	Joy Global, Inc.	149,571
1,842	Lindsay Corp. †	79,795
14,632	Marathon Oil Corp.	484,319
4,765	McDermott International, Inc. *	70,427
10,443	MeadWestvaco Corp.	254,600
79,728	Monsanto Co.	3,821,363
23,663	Mosaic Co.	1,390,438
3,954	Murphy Oil Corp.	244,832
5,882	Nabors Industries Ltd. *	106,229
8,256	Nalco Holding Co.	208,134
8,641	National Oilwell Varco, Inc.	384,265
2,755	Newfield Exploration Co. *	158,247
13,602	Newmont Mining Corp.	854,342
5,276	Noble Corp.	178,276
3,604	Noble Energy, Inc.	270,624
6,653	Nucor Corp. †	254,145
16,747	Occidental Petroleum Corp.	1,311,290
1,193	Ormat Technologies, Inc.	34,800
6,336	Packaging Corp. of America	146,805
5,550	Peabody Energy Corp.	272,005
6,234	Petrohawk Energy Corp. *	100,617
11,380	Pilgrim’s Pride Corp. *	63,956
2,392	Pioneer Natural Resources Co.	155,552
2,889	Plains Exploration & Production Co. *	77,050
3,621	Pride International, Inc. * †	106,566
3,611	QEP Resources, Inc.	108,836
3,620	Questar Corp.	63,459
3,299	Range Resources Corp.	125,791
1,566	Reliance Steel & Aluminum Co.	65,036
2,382	Rock-Tenn Co. (Class A)	118,647
28,171	Schlumberger Ltd.	1,735,615
49	Seaboard Corp.	86,779
24,490	Smithfield Foods, Inc. *	412,167
5,565	Smurfit-Stone Container Corp. *	102,229
3,584	Southern Copper Corp.	125,870
7,136	Southwestern Energy Co. *	238,628
13,361	Spectra Energy Corp.	301,291
4,572	Steel Dynamics, Inc.	64,511
5,833	Sunpower Corp. * †	83,995
6,589	Temple-Inland, Inc.	122,951
10,710	Tractor Supply Co.	424,759
6,577	Transocean, Inc. *	422,835

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

43,989	Tyson Foods, Inc.	704,704
3,144	Ultra Petroleum Corp. *	131,985
3,027	United States Steel Corp. †	132,704
11,675	Valero Energy Corp.	204,429
15,263	Weatherford International Ltd. *	260,997
32,749	Weyerhaeuser Co.	516,124
12,055	Williams Companies, Inc.	230,371

		50,671,934

Total Common Stocks (Cost: $117,450,535)		125,017,011

MONEY MARKET FUND: 0.0% (Cost: $24,372)
24,372	Dreyfus Government Cash Management Fund	24,372

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $117,474,907)		125,041,383

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.0% (Cost: $3,729,000)
3,729,000	Bank of New York Overnight Government Fund	3,729,000

Total Investments: 102.9% (Cost: $121,203,907)		128,770,383
Liabilities in excess of other assets: (2.9)%		(3,643,937)

NET ASSETS: 100.0%		$125,126,446

ADR      American Depositary Receipt
AUD      Australian Dollar
CAD      Canadian Dollar
GBP      British Pound
GDR      Global Depositary Receipt
SGD      Singapore Dollar
USD      United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $3,606,930.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $51,208,014 which represents 40.9% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $121,291,092 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$13,533,013

Gross Unrealized Depreciation	(6,053,722)

Net Unrealized Appreciation	$7,479,291

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

	Contracts to Deliver	In Exchange for		Maturity Dates	Unrealized Appreciation / (Depreciation)

HKD	17,234	USD	2,221	10/04/10	$1

HKD	29,496	USD	3,802	10/05/10	2

Net unrealized appreciation on forward foreign currency contracts					$3

Currency type abbreviations:

HKD	Hong Kong Dollar

USD	United States Dollar

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agriculture	29.4%	$36,707,568

Alternative Energy Sources	1.7	2,170,913

Base/Industrial Metals	13.7	17,131,837

Basic Materials	0.4	567,288

Energy	41.5	51,880,138

Forest Products	4.3	5,418,056

Industrial	0.1	102,229

Precious Metals	6.6	8,211,623

Utilities	0.3	331,768

Water	2.0	2,495,591

Money Market Fund	0.0	24,372

	100.0%	$125,041,383

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Argentina	$266,539	$—	$—	$266,539

Australia	—	5,606,470	—	5,606,470

Austria	—	405,428	—	405,428

Brazil	2,363,999	—	—	2,363,999

Canada	16,393,035	—	—	16,393,035

Chile	669,724	—	—	669,724

China / Hong Kong	638,263	3,440,978	—	4,079,241

Denmark	—	458,956	—	458,956

Finland	—	497,114	—	497,114

France	—	3,838,532	—	3,838,532

Germany	—	425,503	—	425,503

Hungary	—	101,787	—	101,787

India	63,695	1,508,159	—	1,571,854

Indonesia	—	503,641	—	503,641

Ireland	—	73,257	—	73,257

Italy	—	1,454,110	—	1,454,110

Japan	—	2,603,269	—	2,603,269

Kazakhstan	—	102,223	—	102,223

Luxembourg	52,436	—	—	52,436

Malaysia	—	1,211,044	—	1,211,044

Mexico	343,929	—	—	343,929

Netherlands	141,321	2,651,921	—	2,793,242

Norway	—	2,536,596	—	2,536,596

Peru	267,601	—	—	267,601

Philippines	—	20,727	—	20,727

Poland	—	243,998	—	243,998

Portugal	—	122,562	—	122,562

Russia	573,341	2,862,791	—	3,436,132

Singapore	2,902	2,489,639	—	2,492,541

South Africa	974,197	1,372,574	—	2,346,771

South Korea	—	1,292,573	—	1,292,573

Spain	—	548,749	—	548,749

Sweden	—	659,682	—	659,682

Switzerland	—	3,491,977	—	3,491,977

Taiwan	—	318,888	—	318,888

Turkey	—	128,861	—	128,861

United Kingdom	386,081	10,236,005	—	10,622,086

United States	50,671,934	—	—	50,671,934

Money Market Fund	3,753,372	—	—	3,753,372

Total	$77,562,369	$51,208,014	$—	$128,770,383

Other Financial Instruments, net*	$—	$3	$—	$3

* Other financial instruments include forward foreign currency contracts

See Note to Schedules of Investments

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.3%
Canada: 2.2%
38,674	Canadian Solar, Inc. (USD) *	$630,386

China / Hong Kong: 32.5%
29,212	China Sunergy Co. Ltd. (ADR) * †	131,746
163,222	JA Solar Holdings Co. Ltd. (ADR) * †	1,522,861
7,827	JinkoSolar Holding Co. Ltd. (ADR) * †	247,412
76,092	LDK Solar Co. Ltd. (ADR) * †	782,226
76,608	Renesola Ltd. (ADR) *	957,600
14,818	Solarfun Power Holdings Co. Ltd. (ADR) * †	194,857
131,016	Suntech Power Holdings Co. Ltd. (ADR) * †	1,262,994
93,351	Trina Solar Ltd. (ADR) *	2,817,333
99,461	Yingli Green Energy Holding Co. Ltd. (ADR) * †	1,376,540

		9,293,569

Germany: 17.5%
12,620	Centrotherm Photovoltaics A.G. * #	531,561
256,519	Conergy A.G. * † #	209,872
9,889	Phoenix Solar A.G. #	354,710
72,378	Q-Cells A.G. * † #	405,715
72,378	Q-Cells SE Rights (EUR 2.16, expiring 10/12/10) * †	94,858
72,378	Q-Cells SE Rights (EUR 4.38, expiring 10/18/10) *	-
20,435	Roth & Rau A.G. * #	486,665
11,040	SMA Solar Technology A.G. #	1,222,019
16,767	Solar Millenium A.G. * #	435,950
98,695	Solarworld A.G. † #	1,239,587

		4,980,937

Norway: 7.9%
656,718	Renewable Energy Corp. A.S. * #	2,240,991

Spain: 0.4%
52,193	Solaria Energia y Medio Ambiente S.A. #	111,411

Taiwan: 11.6%
221,000	Danen Technology Corp. * #	435,628
392,799	Gintech Energy Corp. #	1,105,102
155,202	Green Energy Technology, Inc. #	483,365
382,626	Neo Solar Power Corp. * #	870,688
152,080	Solartech Energy Corp. #	401,866
34,012	Solartech Energy Corp. Rights (TWD 73.00, expiring 10/20/10) *	10,560

		3,307,209

United States: 27.2%
61,259	Energy Conversion Devices, Inc. * †	307,520
18,773	First Solar, Inc. * †	2,766,202
88,401	GT Solar International, Inc. *	739,916
242,941	MEMC Electronic Materials, Inc. *	2,895,857
74,338	Sunpower Corp. * †	1,070,467

		7,779,962

Total Common Stocks (Cost: $27,626,968)		28,344,465

MONEY MARKET FUND: 0.6%
(Cost: $171,353)
171,353	Dreyfus Government Cash Management Fund	171,353

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $27,798,321)		28,515,818

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 19.1%

100,397	Bank of New York Institutional Cash Reserve Series B (a) #	21,711
5,436,000	Bank of New York Overnight Government Fund	5,436,000

Total Short-Term Investments held as Collateral for Securities Loaned (Cost: $5,536,397)		5,457,711

OTHER: 0.1%

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

(Cost: $0)
0	Capital Support Agreement (a) #	38,090

Total Investments: 119.1% (Cost: $33,334,718)		34,011,619
Liabilities in excess of other assets: (19.1)%		(5,448,703)

NET ASSETS: 100.0%		$28,562,916

ADR	American Depositary Receipt
EUR	Euro
TWD	Taiwan Dollar
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2010.

*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $5,357,066.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,594,931 which represents 37.1% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $34,495,930 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$5,275,056

Gross Unrealized Depreciation	(5,759,367)

Net Unrealized Depreciation	$(484,311)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Electronic Component - Semiconductors	33.3%	$9,493,516

Energy - Alternate Sources	38.7	11,039,391

Instruments - Scientific	1.7	486,665

Miscellaneous Manufacturing	0.9	247,411

Power Conversion / Supply Equipment	22.9	6,545,920

Semiconductor Equipment	1.9	531,562

Money Market Fund	0.6	171,353

	100.0%	$28,515,818

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Canada	$630,386	$—	$—	$630,386

China / Hong Kong	9,293,569	—	—	9,293,569

Germany	94,858	4,886,079	—	4,980,937

Norway	—	2,240,991	—	2,240,991

Spain	—	111,411	—	111,411

Taiwan	10,560	3,296,649	—	3,307,209

United States	7,779,962	—	—	7,779,962

Money Market Fund	5,607,353	21,711	—	5,629,064

Capital Support Agreement	—	—	38,090	38,090

Total	$23,416,688	$10,556,841	$38,090	$34,011,619

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$ 39,028

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	(938)

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 9/30/10	$ 38,090

See Note to Schedules of Investments

STEEL ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Brazil: 22.3%
775,111	Cia Siderurgica Nacional S.A. (ADR) †	$13,696,211
978,641	Gerdau S.A. (ADR)	13,319,304
1,043,004	Vale S.A. (ADR)	32,614,735

		59,630,250

Luxembourg: 4.3%
356,342	Ternium S.A. (ADR)	11,634,566

Mexico: 1.2%
428,481	Grupo Simec, S.A.B. de C.V. (ADR) * †	3,127,911

Netherlands: 9.0%
734,516	ArcelorMittal (USD) †	24,224,338

Russia: 4.6%
489,624	Mechel OAO (ADR)	12,191,638

South Korea: 7.0%
164,109	POSCO (ADR)	18,705,144

United Kingdom: 11.9%
543,983	Rio Tinto Plc (ADR) †	31,948,122

United States: 39.6%
59,296	A.M. Castle & Co. *	785,672
284,057	AK Steel Holding Corp. †	3,922,827
258,145	Allegheny Technologies, Inc. †	11,990,835
113,551	Carpenter Technology Corp.	3,827,804
190,823	Cliffs Natural Resources, Inc. †	12,197,406
295,217	Commercial Metals Co.	4,277,694
78,241	Gibraltar Industries, Inc. *	702,604
26,460	LB Foster Co. *	765,752
316,495	Nucor Corp. †	12,090,109
28,138	Olympic Steel, Inc.	646,893
288,999	Reliance Steel & Aluminum Co.	12,002,128
73,893	Schnitzer Steel Industries, Inc. †	3,567,554
826,050	Steel Dynamics, Inc.	11,655,566
311,994	Timken Co.	11,968,090
277,985	United States Steel Corp. †	12,186,862
17,508	Universal Stainless & Alloy, Inc. *	429,997
201,216	Worthington Industries, Inc. †	3,024,277

		106,042,070

Total Common Stocks
(Cost: $290,340,733)		267,504,039

MONEY MARKET FUND: 0.1%
(Cost: $255,382)
255,382	Dreyfus Government Cash Management Fund	255,382

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $290,596,115)		267,759,421

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 25.1%

594,624	Bank of New York Institutional Cash Reserve Series B (a) #	128,587
66,938,000	Bank of New York Overnight Government Fund	66,938,000

Total Short-Term Investments held as Collateral for Securities Loaned
(Cost: $67,532,624)		67,066,587

OTHER: 0.1%
(Cost: $0)
0	Capital Support Agreement (a) #	225,598

Total Investments: 125.2%
(Cost: $358,128,739)		335,051,606
Liabilities in excess of other assets: (25.2)%		(67,416,993)

NET ASSETS: 100.0%		$267,634,613

STEEL ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of September 30, 2010.

*	Non-income producing
†	Security fully or partially on loan. Total value of securities on loan is $65,942,612.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $354,185 which represents 0.1% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $358,193,164 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$10,708,736
Gross Unrealized Depreciation	(33,850,294)

Net Unrealized Depreciation	$(23,141,558)

Summary of Investments by Sector Excluding Collateral For Securities Loaned (unaudited)	% of Investments	Value

Building & Construction Products	0.3%	$702,604

Diversified Minerals	12.2	32,614,735

Metal - Diversified	11.9	31,948,121

Metal - Iron	4.6	12,197,406

Metal Processors & Fabricator	7.5	20,035,813

Metal Products - Distribution	0.5	1,432,565

Steel - Producers	58.3	156,151,963

Steel - Specialty	4.6	12,420,832

Money Market Fund	0.1	255,382

	100.0%	$267,759,421

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Brazil	$59,630,250	$—	$—	$59,630,250

Luxembourg	11,634,566	—	—	11,634,566

Mexico	3,127,911	—	—	3,127,911

Netherlands	24,224,338	—	—	24,224,338

Russia	12,191,638	—	—	12,191,638

South Korea	18,705,144	—	—	18,705,144

United Kingdom	31,948,122	—	—	31,948,122

United States	106,042,070	—	—	106,042,070

Money Market Fund	67,193,382	128,587	—	67,321,969

Capital Support Agreement	—	—	225,598	225,598

Total	$334,697,421	$128,587	$225,598	$335,051,606

STEEL ETF

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$ 231,154

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	(5,556)

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 9/30/10	$ 225,598

See Note to Schedules of Investments

Market Vectors ETF Trust
Note to Schedules of Investments
September 30, 2010 (unaudited)

Security Valuation - Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 29, 2010

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 29, 2010